                            OppenheimerFunds.Inc.
                              498 Seventh Avenue
                           New York, New York 10018

Dina C. Lee
Assistant Vice President &
Assistant Counsel

September 24, 2003

VIA EDGAR
---------

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer California Municipal Fund
            Registration No. 33-23566 File No. 811-5586

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  I hereby  represent  that,  with  respect to the  Prospectus  and  Statement  of
Additional  Information  of the  Registrant,  dated  September  24,  2003,  no
changes  were  made  to  the   Prospectus  and  the  Statement  of  Additional
Information  contained in Post-Effective  Amendment No. 23 to the Registrant's
Registration  Statement on Form N-1A, which was filed  electronically with the
Securities and Exchange Commission on September 22, 2003.

      Any  questions  regarding  this  submission  are to be  directed  to the attention of the undersigned.

                                    Sincerely,

                                    /s/ Dina C. Lee
                                   ---------------------------
                                    Dina C. Lee
                                    Assistant Vice President &
                                    Assistant Counsel
                                    (212) 323-5089

Attachments
cc:  Dominic Minore/Securities and Exchange Commission (w/o enclosure)
      Mayer, Brown, Rowe & Maw LLP
     Gloria LaFond